OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accrued expenses	$ 14,967	$ 16,000
Accrued payroll and related taxes	8,395	7,724
Government institutions	7,513	6,379
Accrued dividend	4,403	1,461
Others	2,549	3,257
Total	40,767	37,677
Other Current Liabilities [Member]
Operating lease liabilities, current	$ 2,940	$ 2,856